Note 16 - Fair Value Measurements - Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities, Fair Value	$ 281,286	$ 307,642
Mortgage servicing rights	2,371	1,868	$ 1,132	$ 1,061
Total recurring	984,599	1,000,421
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	136,329	150,784
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	137,792	152,570
Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	2,560	1,805
Fair Value, Recurring [Member]
Mortgage servicing rights	2,371	1,868
Total recurring	283,657	309,510
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	136,329	150,784
Fair Value, Recurring [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	137,792	152,570
Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale securities, Fair Value	4,605	2,483
Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	2,560	1,805
Fair Value, Nonrecurring [Member]
Impaired Loans	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	0	0
Total recurring	2,558	1,803
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	2,558	1,803
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	0	0
Total recurring	278,728	305,839
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	136,329	150,784
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	137,792	152,570
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale securities, Fair Value	4,605	2,483
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	2	2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans	0	0
Fair Value, Inputs, Level 3 [Member]
Mortgage servicing rights	2,371	1,868	$ 1,132	$ 1,061
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	2,371	1,868
Total recurring	2,371	1,868
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans	$ 0	$ 0